Document and Entity Information	May 27, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 27, 2025
Entity Registrant Name	GUILD HOLDINGS COMPANY
Entity File Number	001-39645
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2453154
Entity Address, Address Line One	5887 Copley Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Current Fiscal Year End Date	--12-31
Entity Address, Postal Zip Code	92111
City Area Code	(858)
Local Phone Number	956-5130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value per share
Trading Symbol	GHLD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001821160